Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	ALPINE SERIES TRUST
CIK	dei_EntityCentralIndexKey	0001142010
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun. 27, 2011
Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Alpine Dynamic Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Dynamic Dividend Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced U.S. Federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 506% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	506.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its objective, under normal circumstances, the Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income, that it believes are undervalued relative to the market and to the securities’ historic valuations. This includes companies that have announced a special dividend or that they will pay dividends within six months. The equity securities in which the Dividend Fund invests include primarily common stocks. The Dividend Fund may, from time to time, also invest in preferred stocks, real estate investment trusts (“REITs”), options and securities convertible into or exchangeable for common stocks, such as convertible debt. The Dividend Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% are invested in emerging markets.

Under normal circumstances, a majority of the Dividend Fund’s investments in equity securities will include those securities that pay qualified dividend income, which is defined in the Code as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In managing the assets of the Dividend Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies expected to initiate paying dividends within one year of purchase, that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Dividend Fund, like any investment, is subject to certain risks. The value of the Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Dividend Fund. By itself, the Dividend Fund does not constitute a balanced investment program.

•	Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperforms the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

•	Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Qualified Dividend Tax Risk — Favorable U.S. Federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Dividend Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Dividend Fund has performed and provides some indication of the risks of investing in the Dividend Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Dividend Fund for full calendar years. The table below it compares the performance of the Dividend Fund over time to the Dividend Fund’s benchmark index. The chart and table assume reinvestment of dividends and distributions. To the extent that the Fund’s historical performance resulted from gains derived from participation in initial public offerings (“IPOs”) and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Of course, past performance (before and after taxes) does not indicate how the Dividend Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Dividend Fund has performed and provides some indication of the risks of investing in the Dividend Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Dividend Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Alpine Dynamic Dividend Fund Calendar Year Total Returns as of 12/31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
15.26%	12/31/10	(24.61)%	12/31/08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held for fewer than 60 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Dynamic Dividend Fund | Alpine Dynamic Dividend Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADVDX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses - Interest Expense	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	124
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	387
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	670
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,477
2004	rr_AnnualReturn2004	23.26%
2005	rr_AnnualReturn2005	7.24%
2006	rr_AnnualReturn2006	22.57%
2007	rr_AnnualReturn2007	6.12%
2008	rr_AnnualReturn2008	(48.95%)
2009	rr_AnnualReturn2009	25.65%
2010	rr_AnnualReturn2010	12.07%
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2003
Alpine Dynamic Dividend Fund | Alpine Dynamic Dividend Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2003
Alpine Dynamic Dividend Fund | Alpine Dynamic Dividend Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2003
Alpine Dynamic Dividend Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2003
Alpine Dynamic Dividend Fund | Lipper Global Multi-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.08%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2003
Alpine Dynamic Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Dynamic Financial Services Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Alpine Dynamic Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	133.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its objective, under normal circumstances the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry. These companies may include commercial and industrial banks, savings and loan associations, community savings banks and other thrift institutions, consumer and industrial finance and leasing companies, securities brokerage and investment advisory firms and insurance companies. The Financial Services Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

In particular, the Financial Services Fund invests a substantial percentage of its net assets in equity securities issued by banks that have strong growth prospects or takeover potential. Such equity securities will primarily include common stocks and preferred stocks which the Financial Services Fund may acquire through direct investments or private placements.

In managing the assets of the Financial Services Fund, the Adviser generally pursues a value-oriented approach. It is expected that the Financial Services Fund’s investment program will emphasize smaller market capitalizations, including micro-cap. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Portfolio Concentration	rr_StrategyPortfolioConcentration	To achieve its objective, under normal circumstances the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Financial Services Fund, like any investment, is subject to certain risks. The value of the Financial Services Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Financial Services Fund’s shares to increase or decrease. You could lose money by investing in the Financial Services Fund. By itself, the Financial Services Fund does not constitute a balanced investment program.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Financial Services Industry Concentration Risk — Since the Fund will be concentrated in the financial services industry, it will be less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults and price competition. Financial services companies may also be hurt when interest rates rise sharply, although not all companies are affected equally. Financial institutions are subject to extensive government regulation which may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•	“Special Situation” Companies Risk —“Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale of spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Financial Services Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Financial Services Fund has performed and provides some indication of the risks of investing in the Financial Services Fund by showing how its performance has varied from year to year. The table below it compares the performance of the Financial Services Fund to the Financial Services Fund’s benchmark indices. The chart and table assume reinvestment of dividends and distributions. The Fund’s past performance benefitted significantly from initial public offerings (“IPOs”) of certain issuers, and there is no assurance that the Fund can replicate this performance in the future. To the extent that the Fund’s historical performance resulted from gains derived from participation in secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Of course, past performance (before and after taxes) does not indicate how the Financial Services Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Financial Services Fund has performed and provides some indication of the risks of investing in the Financial Services Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Financial Services Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Alpine Dynamic Financial Services Fund Calendar Year Total Returns as of 12/31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
34.43%	6/30/09	(22.93)%	12/31/08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.93%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held for fewer than 60 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Dynamic Financial Services Fund | Alpine Dynamic Financial Services Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADFSX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.77%
Other Expenses - Interest Expense	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less: Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	148
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	548
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	973
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,157
2006	rr_AnnualReturn2006	29.77%
2007	rr_AnnualReturn2007	8.44%
2008	rr_AnnualReturn2008	(45.08%)
2009	rr_AnnualReturn2009	43.08%
2010	rr_AnnualReturn2010	17.76%
1 Year	rr_AverageAnnualReturnYear01	17.76%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Alpine Dynamic Financial Services Fund | Alpine Dynamic Financial Services Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Alpine Dynamic Financial Services Fund | Alpine Dynamic Financial Services Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Alpine Dynamic Financial Services Fund | Philadelphia PHLX/KBW Bank Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.24%
5 Years	rr_AverageAnnualReturnYear05	(12.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Alpine Dynamic Financial Services Fund | NASDAQ 100 Financial Services Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Alpine Dynamic Financial Services Fund | Lipper Financial Services Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	(7.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Alpine Dynamic Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Dynamic Innovators Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Alpine Dynamic Innovators Fund (the “Innovators Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	22.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its objective, under normal circumstances the Innovators Fund primarily invests its net assets in the equity securities of U.S. and foreign companies that the Adviser believes have a competitive advantage and offer superior growth potential due to the innovative nature of each company’s products, technology or business model. Such equity securities will primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements. The Innovators Fund’s investments may also include other types of equity or equity-related securities, including convertible preferred stock or debt, rights and warrants. The Innovators Fund may invest up to 20% of the value its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Innovators Fund does not have a policy to concentrate its investments in securities of issuers in any particular industry, but rather the Adviser seeks to identify entrepreneurial businesses that are well positioned to benefit from opportunities in the global economy. Factors that the Adviser considers include, but are not limited to, demonstrated technological leadership, new disruptive technologies, introduction of new and better products, innovative business models, potential for merger or acquisition and potential to benefit from deregulation or consolidation events. The Adviser considers “disruptive technologies” to be of a kind to alter a company’s methods of production, or to modify existing processes, and which serve to create new techniques for delivering value to customers.

The Adviser seeks to identify investment opportunities in securities of entrepreneurial businesses that it believes are undervalued. The Fund may invest in innovative companies with any market capitalization, however, innovative stocks tend to be companies with smaller market capitalizations. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Innovators Fund, like any investment, is subject to certain risks. The value of the Innovators Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Innovators Fund’s shares to increase or decrease. You could lose money by investing in the Innovators Fund. By itself, the Innovators Fund does not constitute a balanced investment program.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Innovative companies may lack profitability which in turn may result in the lack of innovative support.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Innovators Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Innovators Fund has performed and provides some indication of the risks of investing in the Innovators Fund by showing how its performance has varied from year to year. The table below it compares the performance of the Innovators Fund to the Innovators Fund’s benchmark index. The chart and table assume reinvestment of dividends and distributions. The Fund’s past performance benefitted significantly from initial public offerings (“IPOs”) of certain issuers, and there is no assurance that the Fund can replicate this performance in the future. To the extent that the Fund’s historical performance resulted from gains derived from participation in secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Of course, past performance (before and after taxes) does not indicate how the Innovators Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Innovators Fund has performed and provides some indication of the risks of investing in the Financial Services Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Innovators Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Alpine Dynamic Innovators Fund Calendar Year Total Returns as of 12/31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
28.46%	6/30/09	(40.82)%	12/31/08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.82%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held for fewer than 60 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Dynamic Innovators Fund | Alpine Dynamic Innovators Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADINX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Other Expenses - Interest Expense	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less: Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	147
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	511
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	899
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,988
2007	rr_AnnualReturn2007	34.90%
2008	rr_AnnualReturn2008	(55.34%)
2009	rr_AnnualReturn2009	50.50%
2010	rr_AnnualReturn2010	16.01%
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2006
Alpine Dynamic Innovators Fund | Alpine Dynamic Innovators Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2006
Alpine Dynamic Innovators Fund | Alpine Dynamic Innovators Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2006
Alpine Dynamic Innovators Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2006
Alpine Dynamic Innovators Fund | Lipper Multi-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2006

[1]	The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund's average net assets. Subject to annual approval by the Board of Trustees of the Alpine Series Trust (the "Board of Trustees"), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.
[2]	The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.35% of the Fund's average net assets. Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees of Alpine Series Trust (the "Board of Trustees") approves its modification or termination.